income taxes - Expense composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense
For the current reporting period	$ 492	$ 402
Adjustments recognized in the current period for income taxes of prior periods	(37)	(40)
Pillar Two global minimum tax	2
Total	457	362
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(170)	(136)
Adjustments recognized in the current period for income taxes of prior periods	3	(4)
Total	(167)	(140)
Income taxes	$ 290	$ 222